INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of inventories

	At December 31,	At December 31,
	2017	2018
	$	$
Raw materials	90,299	47,759
Work-in-process	59,576	46,817
Finished goods	196,217	167,446
	346,092	262,022